Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Mar. 06, 2024
Document Created Date	dei_DocumentCreationDate	Aug. 02, 2024